BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	$ 36,165	$ 281,704	$ 249,594	$ 109,102
Brokerage commission and handling charge
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	$ 12,909	100,550	80,127	36,777
Commission, handling and settlement expenses
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total		95,064	78,581	35,643
IPO subscription service charge expenses
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total		$ 5,486	$ 1,546	$ 1,134